Reconciliation of Tax to Income Tax (Expense) Benefit (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Income tax computed at the statutory tax rate	25.00%	25.00%	25.00%